CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Current assets
Cash and cash equivalents	$ 567,891	$ 217,612
Restricted cash	60,420	26,552,715
Trade and other receivables	105,632,181	120,374,988
Inventories	10,962,042	9,751,596
Total current assets	117,222,534	156,896,911
Non-current assets
Property, plant and equipment	60,541,933	65,260,454
Land use rights	2,189,287	2,833,833
Deferred tax assets	1,514,669	733,588
Total Non current assets	64,245,889	68,827,875
Total assets	181,468,423	225,724,786
Current liabilities
Trade and other payables	5,761,743	45,279,369
Advances from customers	0	2,233,691
Bank borrowings	78,005,326	73,986,211
Income tax payables	195,590	962,072
Deferred tax liabilities	1,886,226	1,948,948
Dividends payable	35,000,000	35,000,000
Warrants liabilities	708,338	7,906,529
Total current liabilities	121,557,223	167,316,820
Total liabilities	121,557,223	167,316,820
Capital and reserves
Ordinary shares, $0.0001 par value per share, 150,000,000 shares authorized 9,618,852 and 8,720,994 shares issued and outstanding at December 31, 2015 and June 30, 2015, respectively.	962	872
Preferred shares, par value $0.0001 per share; 5,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	45,539,260	41,427,773
Statutory reserves	7,180,500	7,180,500
Retained earnings	7,115,965	(206,982)
Accumulated other comprehensive income	74,513	10,005,803
Total equity	59,911,200	58,407,966
Total liabilities and equity	$ 181,468,423	$ 225,724,786